Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of September 30, 2025 and March 31, 2026, intangible assets, net consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Patents	$2,412,999	$7,970,131
Software copyright	629,478	649,645
Subtotal	3,042,477	8,619,776
Accumulated amortization	(1,622,654)	(1,902,967)
Impairment	(1,419,823)	(1,465,311)
Intangible assets, net	$-	$5,251,498